Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts			Value
Corporate Bonds – 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22 (cost $1)	100	INR	$1
Common Stocks – 99.1%
Air Freight & Logistics – 0%
ZTO Express Cayman Inc	31		661
Airlines – 1.6%
InterGlobe Aviation Ltd (144A)	3,833		102,214
Automobiles – 1.5%
Bajaj Auto Ltd	271		11,251
Eicher Motors Ltd	8		2,006
Hero MotoCorp Ltd	190		7,252
Kia Motors Corp	1,915		73,013
Maruti Suzuki India Ltd	37		3,507
			97,029
Banks – 19.3%
Abu Dhabi Commercial Bank PJSC	19,932		42,656
Al Rajhi Bank	446		7,526
Alinma Bank	1,714		10,272
Axis Bank Ltd	1,174		11,349
Banco de Chile	439,676		61,596
Bank AlBilad	196		1,385
Bank Central Asia Tbk PT	27,600		59,032
Bank of Communications Co Ltd	12,000		7,839
Banque Saudi Fransi	1,030		8,855
BDO Unibank Inc	740		2,042
Chang Hwa Commercial Bank Ltd	6,262		4,347
Commercial Bank PQSC	56,010		66,292
Dubai Islamic Bank PJSC	66,299		94,770
E.Sun Financial Holding Co Ltd	71,050		60,094
First Abu Dhabi Bank PJSC	23,884		97,804
First Financial Holding Co Ltd	141,443		99,365
Hong Leong Bank Bhd	1,100		4,300
Hua Nan Financial Holdings Co Ltd	68,816		46,402
ICICI Bank Ltd	4,337		26,544
Kasikornbank PCL	200		1,027
Komercni banka as	1,192		40,320
Krung Thai Bank PCL	10,400		5,850
Malayan Banking Bhd	36,200		73,611
Masraf Al Rayan QSC	13,370		12,997
Mega Financial Holding Co Ltd	19,000		17,603
Metropolitan Bank & Trust Co	1,020		1,347
National Commercial Bank	246		3,020
Postal Savings Bank of China Co Ltd (144A)	11,000		6,709
Public Bank Bhd	32,700		156,898
Qatar Islamic Bank SAQ	11,430		48,966
Qatar National Bank QPSC	130		689
RHB Bank Bhd	1,000		1,348
Riyad Bank	896		5,828
Saudi British Bank	719		5,837
Sberbank of Russia PJSC (ADR)	414		5,868
Shanghai Commercial & Savings Bank Ltd	19,000		31,680
Siam Commercial Bank PCL	400		1,544
SinoPac Financial Holdings Co Ltd	29,500		11,452
State Bank of India*	306		1,169
Taishin Financial Holding Co Ltd	7,000		3,121
Taiwan Cooperative Financial Holding Co Ltd	156,575		103,076
			1,252,430
Beverages – 1.8%
Arca Continental SAB de CV	2,100		11,353
China Resources Beer Holdings Co Ltd	8,000		42,412
Cia Cervecerias Unidas SA	1,884		21,056
Coca-Cola Femsa SAB de CV	200		1,217
Fomento Economico Mexicano SAB de CV	2,800		25,693
Tsingtao Brewery Co Ltd	2,000		12,070
United Spirits Ltd*	176		1,657
			115,458
Biotechnology – 0%
3SBio Inc (144A)*	500		829

Shares or Principal Amounts		Value
Common Stocks – (continued)
Capital Markets – 0.4%
B3 SA - Brasil Bolsa Balcao	1,100	$11,552
Banco BTG Pactual SA	600	8,456
Reinet Investments SCA	229	4,153
Yuanta Financial Holding Co Ltd	7,000	4,149
		28,310
Chemicals – 1.8%
Asian Paints Ltd	225	5,595
Mesaieed Petrochemical Holding Co	28,090	22,987
Petronas Chemicals Group Bhd	33,900	61,077
Saudi Arabian Fertilizer Co	447	9,569
UPL Ltd	2,239	19,083
		118,311
Construction & Engineering – 0.1%
China Railway Construction Corp Ltd	4,000	4,374
China Railway Group Ltd	4,000	2,429
Larsen & Toubro Ltd	138	2,871
		9,674
Construction Materials – 0.2%
Asia Cement Corp	1,000	1,395
Shree Cement Ltd	35	9,329
Taiwan Cement Corp	1,000	1,276
UltraTech Cement Ltd	31	1,899
		13,899
Consumer Finance – 0.2%
Bajaj Finance Ltd	276	15,759
Diversified Consumer Services – 0.2%
New Oriental Education & Technology Group Inc (ADR)*	103	11,408
TAL Education Group (ADR)*	3	103
		11,511
Diversified Financial Services – 0.1%
Ayala Corp	110	1,878
Far East Horizon Ltd	3,000	2,787
		4,665
Diversified Telecommunication Services – 7.4%
China Telecom Corp Ltd	112,000	51,016
China Tower Corp Ltd (144A)	8,000	1,817
Chunghwa Telecom Co Ltd	92,000	328,484
Emirates Telecommunications Group Co PJSC	19,294	86,678
Saudi Telecom Co	280	8,121
True Corp PCL	12,900	2,215
		478,331
Electric Utilities – 3.0%
Centrais Eletricas Brasileiras SA	1,600	15,462
CEZ AS	848	18,734
Energisa SA	1,000	12,023
Equatorial Energia SA	3,200	77,246
Power Grid Corp of India Ltd	20,496	57,573
Saudi Electricity Co	2,371	13,463
Tenaga Nasional Bhd	300	978
		195,479
Electrical Equipment – 0.1%
WEG SA	300	1,750
Zhuzhou CRRC Times Electric Co Ltd	500	2,070
		3,820
Energy Equipment & Services – 0.1%
Dialog Group Bhd	7,000	5,687
Entertainment – 0%
NCSoft Corp	4	1,743
Equity Real Estate Investment Trusts (REITs) – 0.4%
Fibra Uno Administracion SA de CV	20,000	29,233
Food & Staples Retailing – 2.9%
Avenue Supermarts Ltd (144A)*	160	4,201
Berli Jucker PCL	1,900	3,278
BIM Birlesik Magazalar AS	877	7,642
CP ALL PCL	45,200	120,095
President Chain Store Corp	1,000	9,346
Raia Drogasil SA	100	2,306
Sun Art Retail Group Ltd	1,000	1,016
Wal-Mart de Mexico SAB de CV	6,400	18,969
X5 Retail Group NV (GDR) (REG)	637	22,282
		189,135
Food Products – 8.4%
Almarai Co JSC	257	3,409

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – (continued)
BRF SA*	900	$8,275
Britannia Industries Ltd	6	249
Charoen Pokphand Foods PCL	8,300	7,125
China Mengniu Dairy Co Ltd*	2,000	7,490
Gruma SAB de CV	530	5,424
Grupo Bimbo SAB de CV	8,000	14,592
Indofood CBP Sukses Makmur Tbk PT	8,400	7,118
IOI Corp Bhd	39,600	41,918
JBS SA	22,400	176,791
Kuala Lumpur Kepong Bhd	14,200	78,312
Nestle India Ltd	75	14,701
Nestle Malaysia Bhd	700	24,370
PPB Group Bhd	22,020	95,446
Thai Union Group PCL	1,500	819
Tingyi Cayman Islands Holding Corp	4,000	5,634
Uni-President Enterprises Corp	3,000	7,222
Yihai International Holding Ltd*	8,000	47,566
		546,461
Gas Utilities – 2.3%
China Gas Holdings Ltd	2,800	10,825
China Resources Gas Group Ltd	16,000	79,107
ENN Energy Holdings Ltd	5,000	51,738
Infraestructura Energetica Nova SAB de CV*	1,500	5,963
Kunlun Energy Co Ltd	2,000	1,723
		149,356
Health Care Providers & Services – 1.6%
Bangkok Dusit Medical Services PCL	70,600	55,871
Bumrungrad Hospital PCL	500	2,093
IHH Healthcare Bhd	28,800	39,088
Notre Dame Intermedica Participacoes SA	300	3,917
Sinopharm Group Co Ltd	2,000	6,265
		107,234
Hotels, Restaurants & Leisure – 1.8%
Jollibee Foods Corp	14,400	61,702
Kangwon Land Inc	2,115	52,256
		113,958
Household Durables – 0.1%
Woongjin Coway Co Ltd	70	4,952
Household Products – 0.8%
Hindustan Unilever Ltd	825	23,075
Kimberly-Clark de Mexico SAB de CV*	12,100	24,303
Unilever Indonesia Tbk PT	1,500	4,915
		52,293
Independent Power and Renewable Electricity Producers – 2.1%
CGN Power Co Ltd (144A)	121,000	30,568
China Resources Power Holdings Co Ltd	4,000	4,854
Electricity Generating PCL	1,200	14,088
Engie Brasil Energia SA	4,500	48,080
Gulf Energy Development PCL	3,200	16,743
Huaneng Power International Inc	6,000	2,886
NTPC Ltd	13,120	21,755
		138,974
Industrial Conglomerates – 0.1%
CITIC Ltd	2,000	2,526
SM Investments Corp	60	1,125
		3,651
Information Technology Services – 3.4%
HCL Technologies Ltd	113	1,723
Infosys Ltd	8,204	93,275
Tata Consultancy Services Ltd	1,888	55,933
Tech Mahindra Ltd	3,711	37,418
Wipro Ltd	9,137	30,920
		219,269
Insurance – 4.0%
Bajaj Finserv Ltd	263	31,596
BB Seguridade Participacoes SA	6,600	55,649
HDFC Life Insurance Co Ltd (144A)	222	1,883
ICICI Lombard General Insurance Co Ltd (144A)	1,958	33,430
IRB Brasil Resseguros S/A	10,200	92,459
Ping An Insurance Group Co of China Ltd	500	5,745
Samsung Fire & Marine Insurance Co Ltd	146	27,222
Sul America SA	800	9,187
		257,171

Shares or Principal Amounts		Value
Common Stocks – (continued)
Interactive Media & Services – 0.6%
Tencent Holdings Ltd	1,000	$42,131
Internet & Direct Marketing Retail – 0.3%
Alibaba Group Holding Ltd (ADR)*	87	14,549
JD.com Inc (ADR)*	25	705
Meituan Dianping*	200	2,044
		17,298
Leisure Products – 0.3%
Giant Manufacturing Co Ltd	3,000	20,388
Life Sciences Tools & Services – 0.1%
Divi's Laboratories Ltd	321	7,545
Machinery – 0.5%
CRRC Corp Ltd	13,000	9,073
Weichai Power Co Ltd	18,000	25,952
		35,025
Media – 0%
Cyfrowy Polsat SA	353	2,327
Metals & Mining – 2.2%
Anglo American Platinum Ltd	1,014	61,160
AngloGold Ashanti Ltd	564	10,585
China Steel Corp	4,000	2,954
Cia Siderurgica Nacional SA	2,800	8,916
Kumba Iron Ore Ltd	434	10,736
MMC Norilsk Nickel PJSC (ADR)	1,163	29,773
Novolipetsk Steel OJSC (GDR)	88	1,911
Polymetal International PLC	733	10,272
Polyus PJSC (REG) (GDR)	73	4,216
Saudi Arabian Mining Co*	181	2,191
		142,714
Multiline Retail – 1.3%
Lojas Renner SA	3,960	48,106
Magazine Luiza SA	4,000	35,662
		83,768
Multi-Utilities – 0.1%
Qatar Electricity & Water Co QSC	1,147	4,866
Oil, Gas & Consumable Fuels – 3.5%
Coal India Ltd	8,457	23,851
Cosan SA	500	6,403
Gazprom PJSC (ADR)	581	4,011
Hindustan Petroleum Corp Ltd	1,364	5,807
LUKOIL PJSC (ADR)	609	50,389
MOL Hungarian Oil & Gas PLC	306	2,881
Novatek PJSC (GDR) (REG)	393	79,700
Petronet LNG Ltd	7,948	29,151
Qatar Fuel QSC	3,182	20,561
Rosneft Oil Co PJSC (GDR)*	840	5,389
		228,143
Personal Products – 1.4%
Dabur India Ltd	2,023	12,768
Godrej Consumer Products Ltd	482	4,675
Hengan International Group Co Ltd	8,500	55,745
Natura Cosmeticos SA	1,800	14,670
		87,858
Pharmaceuticals – 1.2%
Cipla Ltd/India	5,245	31,495
Dr Reddy's Laboratories Ltd	947	36,113
Hypera SA	800	6,456
Sino Biopharmaceutical Ltd	1,000	1,271
Sun Pharmaceutical Industries Ltd	239	1,314
		76,649
Real Estate Management & Development – 1.1%
Aldar Properties PJSC	62,586	35,614
Ayala Land Inc	10,600	10,117
Barwa Real Estate Co	3,296	3,032
BR Malls Participacoes SA	500	1,734
Country Garden Services Holdings Co Ltd	1,000	2,884
Emaar Properties PJSC	595	747
Land & Houses PCL	16,100	5,054
Longfor Group Holdings Ltd (144A)	1,000	3,738
SM Prime Holdings Inc	6,900	4,954
Sunac China Holdings Ltd	1,000	4,019
		71,893
Road & Rail – 1.3%
BTS Group Holdings PCL	166,900	73,135

Shares or Principal Amounts		Value
Common Stocks – (continued)
Road & Rail – (continued)
Localiza Rent a Car SA	1,200	$13,131
		86,266
Semiconductor & Semiconductor Equipment – 0.9%
HANERGY THIN FILM POWER GROU - SPV SHARES*,¢	52,000	3,118
Novatek Microelectronics Corp	6,000	34,215
Realtek Semiconductor Corp	3,000	22,066
		59,399
Software – 0%
Globant SA*	26	2,381
Specialty Retail – 1.4%
Home Product Center PCL	16,100	9,003
Hotai Motor Co Ltd	4,000	60,755
Jarir Marketing Co	38	1,601
JUMBO SA	439	8,329
Petrobras Distribuidora SA	1,900	12,590
		92,278
Technology Hardware, Storage & Peripherals – 0.4%
Compal Electronics Inc	2,000	1,153
Quanta Computer Inc	5,000	9,117
Wistron Corp	20,000	16,094
		26,364
Textiles, Apparel & Luxury Goods – 2.3%
ANTA Sports Products Ltd	2,000	16,549
Feng TAY Enterprise Co Ltd	1,100	7,884
Fila Korea Ltd	986	47,734
Li Ning Co Ltd	2,000	5,742
Titan Co Ltd	4,043	72,634
		150,543
Thrifts & Mortgage Finance – 0.2%
Housing Development Finance Corp Ltd	121	3,376
LIC Housing Finance Ltd	1,393	7,404
		10,780
Tobacco – 1.0%
Hanjaya Mandala Sampoerna Tbk PT	19,800	3,195
ITC Ltd	5,350	19,619
KT&G Corp	455	40,136
		62,950
Transportation Infrastructure – 3.5%
Adani Ports & Special Economic Zone Ltd	2,619	15,299
Airports of Thailand PCL	16,200	39,599
Bangkok Expressway & Metro PCL	172,100	60,781
CCR SA	400	1,661
Grupo Aeroportuario del Pacifico SAB de CV	4,400	42,348
International Container Terminal Services Inc	19,830	46,082
Malaysia Airports Holdings Bhd	1,800	3,720
Promotora y Operadora de Infraestructura SAB de CV	875	7,847
Taiwan High Speed Rail Corp	8,000	9,091
		226,428
Water Utilities – 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	40,591
Guangdong Investment Ltd	72,000	140,923
		181,514
Wireless Telecommunication Services – 7.0%
Advanced Info Service PCL	7,200	51,799
China Mobile Ltd	4,000	33,097
DiGi.Com Bhd	1,200	1,362
Far EasTone Telecommunications Co Ltd	61,000	142,308
Intouch Holdings PCL	7,900	16,921
PLDT Inc	105	2,294
Taiwan Mobile Co Ltd	58,000	209,088
		456,869
Total Common Stocks (cost $5,942,944)		6,443,874
Preferred Stocks – 1.3%
Banks – 0.2%
Bancolombia SA	814	10,067
Diversified Telecommunication Services – 0%
Telefonica Brasil SA	200	2,645
Electric Utilities – 1.1%
Cia Energetica de Minas Gerais	20,400	70,363
Food Products – 0%
China Huishan Dairy Holdings Co Ltd¢	55,000	0
Total Preferred Stocks (cost $104,918)		83,075

Shares or Principal Amounts		Value
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $18,000)	18,000	$18,000
Total Investments (total cost $6,065,863) – 100.7%		6,544,950
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(44,302)
Net Assets – 100%		$6,500,648

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$1,264,125	19.3%
India	900,269	13.8
Brazil	786,081	12.0
China	766,007	11.7
Malaysia	588,115	9.0
Thailand	487,040	7.4
United Arab Emirates	358,269	5.5
South Korea	247,056	3.8
Russia	213,811	3.3
Mexico	186,942	2.9
Qatar	180,390	2.8
Philippines	131,541	2.0
South Africa	86,634	1.3
Chile	82,652	1.3
Saudi Arabia	81,077	1.2
Indonesia	74,260	1.1
Czech Republic	59,054	0.9
United States	18,000	0.3
Colombia	10,067	0.2
Greece	8,329	0.1
Turkey	7,642	0.1
Hungary	2,881	0.0
Argentina	2,381	0.0
Poland	2,327	0.0

Total	$6,544,950	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$301	$2	$-	$18,000

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	62,000	658,110	(702,110)	18,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $185,389, which represents 2.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Banks	875,290	377,140	-
Capital Markets	24,161	4,149	-
Construction Materials	11,228	2,671	-
Diversified Telecommunication Services	149,847	328,484	-
Food & Staples Retailing	179,789	9,346	-
Food Products	539,239	7,222	-
Leisure Products	-	20,388	-
Metals & Mining	139,760	2,954	-
Semiconductor & Semiconductor Equipment	-	56,281	3,118
Specialty Retail	31,523	60,755	-
Technology Hardware, Storage & Peripherals	-	26,364	-
Textiles, Apparel & Luxury Goods	142,659	7,884	-
Transportation Infrastructure	217,337	9,091	-
Wireless Telecommunication Services	105,473	351,396	-
All Other	2,760,325	-	-
Preferred Stocks	-	83,075	0
Investment Companies	-	18,000	-
Total Assets	$5,176,631	$1,365,201	$3,118

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.